Group income statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statements [Line Items]
Revenue		£ 23,723	£ 24,062	£ 19,012
Operating costs		(20,342)	(20,895)	(15,399)
Operating profit (loss)		3,381	3,167	3,613
Finance expense		(776)	(817)	(749)
Finance income		12	13	37
Net finance expense	[1]	(764)	(804)	(712)
Share of post tax profit (loss) of associates and joint ventures		(1)	(9)	6
Profit (loss) before taxation		2,616	2,354	2,907
Taxation		(584)	(446)	(441)
Profit (loss) for the year		£ 2,032	£ 1,908	£ 2,466
Earnings per share
Basic		£ 0.205	£ 0.192	£ 0.285
Diluted		£ 0.204	£ 0.191	£ 0.282
Before Specific Items [Member]
Statements [Line Items]
Revenue	[2]	£ 23,746	£ 24,082	£ 18,879
Operating costs		(19,755)	(19,947)	(15,051)
Operating profit (loss)	[2]	3,991	4,135	3,828
Finance expense		(558)	(607)	(520)
Finance income		12	13	37
Net finance expense		(546)	(594)	(483)
Share of post tax profit (loss) of associates and joint ventures		(1)	(9)	6
Profit (loss) before taxation		3,444	3,532	3,351
Taxation		(671)	(663)	(607)
Profit (loss) for the year		2,773	2,869	2,744
Specific Items [Member]
Statements [Line Items]
Revenue	[3]	(23)	(20)	133
Operating costs	[3]	(587)	(948)	(348)
Operating profit (loss)	[3]	(610)	(968)	(215)
Finance expense	[3]	(218)	(210)	(229)
Net finance expense	[3]	(218)	(210)	(229)
Profit (loss) before taxation	[3]	(828)	(1,178)	(444)
Taxation	[3]	87	217	166
Profit (loss) for the year	[3]	£ (741)	£ (961)	£ (278)

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).
[2]	Before specific items.
[3]	For a definition of specific items, see page 288. An analysis of specific items is provided in note 8.